Lease liabilities - Balance sheet shows the following amounts relating to lease liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Long term lease liabilities	£ 1,620	£ 1,588	£ 1,748	£ 1,977	£ 2,645
Current lease liabilities	581	£ 534	£ 558	643	516
Total lease liabilities	£ 2,201			£ 2,620	£ 3,161